Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stock-Based Compensation
Summary of stock-based compensation expense

	Three Months Ended March 31,
	2020	2019

Subscription cost of revenue	$146	$—
Professional services and other cost of revenue	84	—
Sales and marketing	797	222
Research and development	888	215
General and administrative	942	622
Total	$2,857	$1,059

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Subscription cost of revenue	$141	$—	$—
Professional services and other cost of revenue	80	—	—
Sales and marketing	1,407	726	626
Research and development	1,364	342	297
General and administrative	3,340	1,780	1,601
Total	$6,332	$2,848	$2,524

Summary of the status of the Company's unvested RSUs and activity

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested as of December 31, 2019	1,415,629	$16.46
Granted	49,513	24.28
Forfeited/canceled	(61,882)	16.21
Vested	(17,170)	15.77
Unvested as of March 31, 2020	1,386,090	$16.75

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested as of December 31, 2018	37,272	$8.29
Granted	1,474,996	16.49
Forfeited/canceled	(39,477)	15.99
Vested	(57,162)	12.25
Unvested as of December 31, 2019	1,415,629	$16.46

Summary of stock option activity and related information

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
			(in years)	(in thousands)
Outstanding as of December 31, 2019	5,945,878	$9.41	7.5	$88,520
Granted	—	—
Forfeited/canceled	(332,380)	9.02
Exercised	(403,601)	8.17		5,647
Outstanding as of March 31, 2020	5,209,897	$9.53	7.1	$54,633

As of March 31, 2020:
Vested and expected to vest	3,418,862	$9.56	7.1	$35,766
Vested and exercisable	2,314,738	$8.71	6.6	$26,174

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
			(in years)	(in thousands)
Outstanding as of December 31, 2018	6,398,982	$9.31	8.4	$25,678
Granted	—	—		—
Forfeited/canceled	(253,582)	7.97		2,739
Exercised	(199,522)	7.88		2,007
Outstanding as of December 31, 2019	5,945,878	$9.41	7.5	$88,520

As of December 31, 2019:
Vested and expected to vest	3,958,005	$9.42	7.5	$58,914
Vested and exercisable	2,485,010	$8.56	7.0	$39,118

Summary of assumptions used

Risk-free rate	1.7%
Expected term	2.3	years
Dividend yield	—
Volatility	47.0%
Weighted-average fair value of modified options	$4.41